Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000834126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014